Equity (Tables)	3 Months Ended
Mar. 31, 2017
Equity [Abstract]
Schedule of the Company's Equity Activity

The Company’s equity as of December 31, 2016 and March 31, 2017, and changes during the three months ended March 31, 2017, were as follows:

Total Equity
Balance at December 31, 2016	$111.1
Net earnings	9.3
Other comprehensive income	0.5
Separation-related adjustments	3.1
Share-based compensation	1.1
Issuance of share-based awards, net of withholdings and other	(0.6)

Balance at March 31, 2017	$124.5

The Company’s equity as of December 31, 2015 and March 31, 2016, and changes during the three months ended March 31, 2016, were as follows:

	Net Parent Company Investment	Accumulated Other Comprehensive Loss	Total Equity
Balance at December 31, 2015	$639.5	$(16.0)	$623.5
Net earnings	13.4	—	13.4
Transfers to parent company, net	43.9	—	43.9
Other comprehensive income	—	2.8	2.8

Balance at March 31, 2016	$696.8	$(13.2)	$683.6